Finance Receivables - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other finance receivables	¥ 37,274	¥ 48,544
Other finance receivables, impaired	19,562	20,320
Other finance receivables, allowance for credit losses	¥ 19,541	¥ 20,299